Accounting Policies - Schedule of Straight-Line Method Over Estimated Useful Lives of Assets (Details)	Dec. 31, 2025
Laboratory equipment and clean room [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	33 years